Equity Method Investment (Tables)	12 Months Ended
Dec. 31, 2017
Equity Method Investment [Abstract]
Summary of changes in equity method investment
	December 31,
	2016	2017

Beginning balance	$1,228,269	$1,019,009
Equity method investment gain (losses)	(138,124)	97,820
Consideration Received on Disposal	-	(350,181)
Exchange difference	(71,136)	50,575
Ending balance	$1,019,009	$817,223